As filed with the Securities and Exchange Commission on September 24, 1999
                       1933 Act Registration No. 033-64368
                       1940 Act Registration No. 811-7784

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]
      Pre-Effective Amendment No.   [    ]   [    ]
      Post-Effective Amendment No.  [ 22 ]   [  X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

      Amendment No.                 [ 20 ]   [  X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY TRUST
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                          Neuberger Berman Equity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on __________ pursuant to paragraph  (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on ________________pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________pursuant to paragraph (a)(2)

Neuberger Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 22 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY TRUST

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

 This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 22 on Form N-1A

            Neuberger Berman Socially Responsive Trust
            ------------------------------------------

            Part A - Prospectus

            Part B - Statement of Additional Information

            Part C - Other Information

Signature Pages

Exhibits

[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
SOCIALLY RESPONSIVE TRUST-SM-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS
-----------------

              NEUBERGER BERMAN EQUITY TRUST

PAGE 2 ......  Socially Responsive Trust

              YOUR INVESTMENT

     8 ......  Maintaining Your Account

    10 ......  Share Prices

    11 ......  Distributions and Taxes

    13 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

[SIDEBAR]

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than
$     billion in total assets (as of September 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

[MAIN TEXT]

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 13 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

NEUBERGER BERMAN
SOCIALLY RESPONSIVE TRUST
--------------------------------------------------------------------------------

                                     [PHOTO]

                              PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

[SIDEBAR]

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[MAIN TEXT]

  [ICON]
         THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                         Socially Responsive Trust   3

MAIN RISKS
------------------------------------------------------------

[SIDEBAR]

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[MAIN TEXT]

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid-cap stocks. Mid-cap stocks are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

[SIDEBAR]

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

[MAIN TEXT]

  [ICON] The bar chart below shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989
90
91
92
93
94
95                                                   38.94%
96                                                   18.50%
97                                                   24.32%
98                                                   14.81%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of 9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                                      Since
                                                    Inception
                                        1 Year       3/16/94
--------------------------------------------------------------

SOCIALLY RESPONSIVE TRUST                  14.81        18.61
S&P 500 Index                              28.52        25.00

 The S&P 500 is an unmanaged index of U.S. stocks.

* THE FUND BEGAN OPERATING IN MARCH 1997. PERFORMANCE RESULTS FROM MARCH 1994 TO MARCH 1997 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1994, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN SOCIALLY RESPONSIVE TRUST WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                            Socially Responsive Trust   5

INVESTOR EXPENSES
------------------------------------------------------------

[SIDEBAR]

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.94% of average net assets.

[MAIN TEXT]

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.95
PLUS:    Distribution (12b-1) fees            0.10
         Other expenses**                     1.10
                                              ....
EQUALS:  Total annual operating expenses      2.15

* Under an arrangement with Neuberger Berman Management, the fund's total annual operating expenses are expected to be no more than 1.70% of average net assets. Neuberger Berman Management reimburses certain expenses of the fund so that its total annual operating expenses are not more than 0.20% above those of a similar Neuberger Berman fund, the expenses of which are limited to 1.50% of that fund's average net assets. These arrangements do not cover taxes, brokerage commissions, and extraordinary expenses. Neuberger Berman Management can terminate these arrangements upon sixty days' notice to the funds. The table includes costs paid by the fund and its share of master portfolio costs. For more information on master/feeder funds, see "Fund Structure" on page 13.

** At current asset levels, the fund believes "other expenses" and "total annual operating expenses" will be ___ and ___ of average net assets for the current fiscal year. As described above, however, Neuberger Berman Management has agreed to reimburse certain expenses of the fund so actual expenses will be lower.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE
   $    , $    , $    , AND $    , RESPECTIVELY.

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                            1997(1)       1998       1999
----------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
       Share price (NAV) at beginning of year                      10.00      11.43
PLUS:  Income from investment operations
       Net investment income                                          --       0.03
       Net gains/losses -- realized and unrealized                  1.43      (0.71)
       Subtotal: income from investment operations                  1.43      (0.68)
MINUS: Distributions to shareholders
       Income dividends                                               --       0.01
       Capital gain distributions                                     --       0.10
       Subtotal: distributions to shareholders                        --       0.11
                                                               ...............................
EQUALS: Share price (NAV) at end of year                           11.43      10.64
----------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                              1.58(2)    1.20
Gross expenses(3)                                                   3.33(2)    2.05
Expenses(4)                                                         1.58(2)    1.20
Net investment income -- actual                                     0.06(2)    0.33
----------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                14.30(5)   (6.05)
Net assets at end of year (in millions of dollars)                   7.7       13.4
Portfolio turnover rate (%)                                           51         47

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/3/97 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.


                            Socially Responsive Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

[SIDEBAR]

YOUR INVESTMENT PROVIDER

The fund shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

[MAIN TEXT]

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

 Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                      8  Neuberger Berman

------------------------------------------------------------

[SIDEBAR]

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

[MAIN TEXT]

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

DISTRIBUTION FEE -- The fund has adopted a plan under which it pays 0.10% of its average net assets every year to support share distribution and/or shareholder servicing. This fee increases the cost of investing in the fund. Over the long term, it could result in higher overall costs than other types of sales charges.

                                       Your Investment   9

SHARE PRICES
------------------------------------------------------------

[SIDEBAR]

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

[MAIN TEXT]

Because the fund does not have an initial sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated AFTER your order is received.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

[SIDEBAR]

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

[MAIN TEXT]

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your investment provider about whether your income and capital gains distributions from the fund will be reinvested in the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                       Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

[SIDEBAR]

EURO AND YEAR 2000 ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

[MAIN TEXT]

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   13

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN SOCIALLY RESPONSIVE TRUST

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180

[RECYCLE LOGO] NMLRX0450999                            SEC file number: 811-7784

--------------------------------------------------------------------------------

                   NEUBERGER BERMAN SOCIALLY RESPONSIVE TRUST
                                  AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1999


                              A NO-LOAD MUTUAL FUND
              605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------


           NEUBERGER BERMAN SOCIALLY RESPONSIVE TRUST ("FUND"), A SERIES OF NEUBERGER BERMAN EQUITY TRUST ("TRUST"), IS A NO-LOAD MUTUAL FUND THAT OFFERS SHARES PURSUANT TO A PROSPECTUS DATED DECEMBER 1, 1999. THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO ("PORTFOLIO").

           An investor can buy, own, and sell Fund shares only through an account with an administrator, broker-dealer, or other institution that provides accounting, recordkeeping, and other services to investors and that has an administrative services agreement with Neuberger Berman Management Inc. (each an "Institution").

           The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Inc. ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

           This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

           No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

           The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1999 Neuberger Berman Management Inc.


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                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT INFORMATION........................................................1
      Investment Policies and Limitations.....................................1
      Investment Insight......................................................4
      Description of Social Policy............................................6
      Additional Investment Information.......................................9


PERFORMANCE INFORMATION......................................................23
      Total Return Computations..............................................23
      Comparative Information................................................24
      Other Performance Information..........................................25


CERTAIN RISK CONSIDERATIONS..................................................25


TRUSTEES AND OFFICERS........................................................25


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................30
      Investment Manager and Administrator...................................30
      Management and Administration Fees.....................................31
      Sub-Adviser............................................................33
      Investment Companies Managed...........................................33
      Management and Control of NB Management................................36


DISTRIBUTION ARRANGEMENTS....................................................37


ADDITIONAL PURCHASE INFORMATION..............................................38
      Share Prices and Net Asset Value.......................................38


ADDITIONAL REDEMPTION INFORMATION............................................40
      Suspension of Redemptions..............................................40
      Redemptions in Kind....................................................40


DIVIDENDS AND OTHER DISTRIBUTIONS............................................40


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ADDITIONAL TAX INFORMATION...................................................41
      Taxation of the Fund...................................................41
      Taxation of the Portfolio..............................................42


PORTFOLIO TRANSACTIONS.......................................................44
      Portfolio Turnover.....................................................48


REPORTS TO SHAREHOLDERS......................................................48


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................48


CUSTODIAN AND TRANSFER AGENT.................................................50


INDEPENDENT ACCOUNTANTS......................................................51


LEGAL COUNSEL................................................................51


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................51


REGISTRATION STATEMENT.......................................................51


FINANCIAL STATEMENTS.........................................................51


Appendix A..................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................A-1






                                       ii

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                             INVESTMENT INFORMATION

           The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management are together referred to below as the "Trusts.")

           The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

           (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

           (2) a majority of the outstanding shares of the Fund or Portfolio.

           These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

           The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

           All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

           Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

           The Portfolio's fundamental investment policies and limitations are as follows:

           1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

           2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

           3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

           4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

           5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

           6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

           7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

           8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

           For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

           The Portfolio's non-fundamental investment policies and limitations are as follows:

           1. BORROWING.  The   Portfolio   may   not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

           2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

           3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

           4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

           5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

           6. SOCIAL POLICY. The Portfolio may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

           In addition, although the Portfolio does not have a policy limiting its investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

           Any part of the Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Fund shares, or shares of another fund which invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for the Portfolio are selected with a concern for the social impact of each investment.

Investment Insight
------------------

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.

           Securities for the Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to NB Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.

           The second part of the process is social screening. NB Management's social research is based on the same kind of philosophy that governs its financial approach: NB Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.

           Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with its Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy. On occasion, the portfolio manager may consider deposits with community banks and credit unions for investment.

           The portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

           Q: First things first. How do you begin your stock selection process?

           A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

           We look for bargains, just like the portfolio managers of the other portfolios managed by NB Management. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

           While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger Berman each year, and we're also frequently on the road visiting dozens of corporations. From the Fund's inception, we've met with representatives of every company we own.

           When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

           Q: When you evaluate a company's balance sheet, what matters the most to you?

           A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

           When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

           Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

           A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

           It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

           Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

           Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.

           We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

           If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

           Q: Why have investors been attracted to the Fund?

           A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

Description of Social Policy
----------------------------

           BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

           In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

           Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

           AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

           LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

           The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

           THE SOCIALLY RESPONSIVE DATABASE

           Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

           WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

           ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

           PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

           PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

           WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

           CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

           IMPLEMENTATION OF SOCIAL POLICY

           Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

           The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

           In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB

Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                                    * * * * *

           The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

Additional Investment Information
---------------------------------

           The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.

           ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the 1933 Act, as amended, and Rule 144A Securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Manager's Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

           POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

           REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

           POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

           SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the Borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a Borrower who has delivered equivalent collateral. During the time securities are on loan, the Borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the Borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the Borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a Borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of Portfolio securities involve some risk of loss of rights in the collateral should the Borrower fail financially.

           POLICIES AND LIMITATIONS. The Portfolio may lend Portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by the Portfolio is not subject to the Social Policy.

           RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

           Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

           POLICIES AND LIMITATIONS.  To   the   extent  restricted  securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

           REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

           POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

           FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

           The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

           Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

           Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

           Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

           The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

           POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. Investments in the securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

               FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

           FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio. In addition, for purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

           A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

           U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

           Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or a loss.

           "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

           An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

           Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

           Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

           Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

           POLICIES AND LIMITATIONS. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. For purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index. The use of futures and options on futures by the Portfolio is not subject to the Social Policy.

           CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

           When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price.

           The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

           If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

           When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

           POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

           The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase. The use of call options on securities by the Portfolio is not subject to the Social Policy.

           PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

           When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

           Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

           POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs). The use of put options on securities by the Portfolio is not subject to the Social Policy.

           PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

           Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

           Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

           POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

           GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

           Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

           The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

           Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

           The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

           The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

           The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

           POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The use of put and call options by the Portfolio is not subject to the Social Policy.

           FOREIGN CURRENCY TRANSACTIONS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

           The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

           Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

           At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

           NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms.

           However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

           POLICY AND LIMITATIONS.   The  Portfolio  may   enter   into  forward
contracts for the purpose of hedging and not for speculation. The use of forward contracts by the Portfolio is not subject to the Social Policy.

           OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

           POLICY AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The use of options on currencies by the Portfolio is not subject to the Social Policy.

           REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

           COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

           POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

           GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

           The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

           POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

           FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures.

           U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National

Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

           "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

           The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

           POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

           COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

           POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it receives the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

           ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

           The discount on zero coupon securities ("original issue discount") must be taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to the Plan each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

           The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

           CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

           The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

           POLICIES AND LIMITATIONS. The Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

           PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

           OTHER INVESTMENT COMPANIES.  The  Portfolio  at  times may  invest in
instruments   structured  as  investment  companies  to  gain  exposure  to  the performance of a recognized securities index, such as the S&P 500 Index.

           As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

           POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.


                             PERFORMANCE INFORMATION

           The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Total Return Computations
-------------------------

           The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T) = ERV

           Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

           The average annual total returns for the Fund for the one-year period ended August 31, 1999, and for the period from March 3, 1997 (commencement of operations) through August 31, 1999 were _____% and _____%, respectively. Had NB Management not reimbursed certain expenses, total return would have been lower.

Comparative Information
-----------------------

           From time to time the Fund's performance may be compared with:

           (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

           (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

           The Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

           Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

           From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

           Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

           Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                           CERTAIN RISK CONSIDERATIONS

           Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.


                              TRUSTEES AND OFFICERS

           The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

                            Positions Held with
                               the Trust and
Name, Age, and Address(1)   Equity Managers Trust   Principal Occupation(s)(2)
------------------------    ---------------------   --------------------------

Faith Colish (63)           Trustee of each         Attorney at Law, Faith
63 Wall Street              Trust                   Colish, A Professional
24th Floor                                          Corporation.
New York, NY  10005

                            Positions Held with
                               the Trust and
Name, Age, and Address(1)   Equity Managers Trust   Principal Occupation(s)(2)
------------------------    ---------------------   --------------------------

Stanley Egener* (64)        Chairman of the Board,  Principal of Neuberger
                            Chief Executive         Berman; President and
                            Officer, and Trustee    Director of NB Management;
                            of each Trust           Chairman of the Board,
                                                    Chief Executive Officer
                                                    and Trustee of nine other
                                                    mutual funds for which NB
                                                    Management acts as
                                                    investment manager or
                                                    administrator.

Howard A. Mileaf (61)       Trustee of each Trust   Vice President and Special
WHX Corporation                                     Counsel to WHX Corporation
110 East 59th Street                                (holding company) since
30th Floor                                          1992; Director of Kevlin
New York, NY  10022                                 Corporation (manufacturer
                                                    of microwave and other
                                                    products).

Edward I. O'Brien* (70)     Trustee of each Trust   Until 1993, President of
12 Woods Lane                                       the Securities Industry
Scarsdale, NY  10583                                Association ("SIA")
                                                    (securities industry's
                                                    representative in government
                                                    relations and regulatory
                                                    matters at the federal and
                                                    state levels); until
                                                    November 1993, employee of
                                                    the SIA; Director of Legg
                                                    Mason, Inc.

John T. Patterson, Jr.      Trustee of each Trust   Retired.  Formerly,
(70)                                                President of SOBRO (South
7082 Siena Court                                    Bronx Overall Economic
Boca Raton FL  33433                                Development Corporation).

John P. Rosenthal (66)      Trustee of each Trust   Senior Vice President of
Burnham Securities Inc.                             Burnham Securities Inc. (a
Burnham Asset Management                            registered broker-dealer)
Corp.                                               since 1991; Director,
1325 Avenue of the Americas                         Cancer Treatment Holdings,
17th Floor                                          Inc.
New York, NY  10019

Cornelius T. Ryan (67)      Trustee of each Trust   General Partner of Oxford
Oxford Bioscience Partners                          Partners and Oxford
315 Post Road West                                  Bioscience Partners (venture
Westport, CT  06880                                 capital partnerships) and
                                                    President of Oxford Venture
                                                    Corporation; Director of
                                                    Capital Cash Management
                                                    Trust (money market fund)
                                                    and Prime Cash Fund.

                            Positions Held with
                               the Trust and
Name, Age, and Address(1)   Equity Managers Trust   Principal Occupation(s)(2)
------------------------    ---------------------   --------------------------

Gustave H. Shubert (69)     Trustee of each Trust   Senior Fellow/Corporate
13838 Sunset Boulevard                              Advisor and Advisory
Pacific Palisades, CA 90272                         Trustee of Rand (a
                                                    non-profit public interest
                                                    research institution) since
                                                    1989; Honorary Member of the
                                                    Board of Overseers of the
                                                    Institute for Civil Justice,
                                                    the Policy Advisory
                                                    Committee of the Clinical
                                                    Scholars Program at the
                                                    University of California,
                                                    the American Association for
                                                    the Advancement of Science,
                                                    the Counsel on Foreign
                                                    Relations, and the Institute
                                                    for Strategic Studies
                                                    (London); advisor to the
                                                    Program Evaluation and
                                                    Methodology Division of the
                                                    U.S. General Accounting
                                                    Office; formerly Senior Vice
                                                    President and Trustee of
                                                    Rand.

Lawrence Zicklin* (62)      President and Trustee   Principal of Neuberger
                            of each Trust           Berman; Director of NB
                                                    Management; President and/or
                                                    Trustee of six other mutual
                                                    funds for which NB
                                                    Management acts as
                                                    investment manager or
                                                    administrator.

Daniel J. Sullivan (59)     Vice President of       Senior Vice President of
                            each Trust              NB Management since 1992;
                                                    Vice President of nine other
                                                    mutual funds for which NB
                                                    Management acts as
                                                    investment manager or
                                                    administrator.

Michael J. Weiner (51)      Vice President and      Senior Vice President of
                            Principal Financial     NB Management since 1992;
                            Officer Principal       of Neuberger  Berman since
                            of each Trust           1998; Treasurer  of  NB
                                                    Management from 1992 to
                                                    1996; Vice President and
                                                    Principal Financial Officer
                                                    of nine other mutual funds
                                                    for which NB Management acts
                                                    as investment manager or
                                                    administrator.

Claudia A. Brandon (42)     Secretary of each       Vice President of NB
                            Trust                   Management; Secretary of
                                                    nine other mutual funds for
                                                    which NB Management acts as
                                                    investment manager or
                                                    administrator.

Richard Russell (52)        Treasurer and           Vice President of NB
                            Principal Accounting    Management since 1993;
                            Officer of each         Treasurer and Principal
                            Trust                   Accounting Officer of nine
                                                    other mutual funds for
                                                    which NB Management acts as
                                                    investment manager or
                                                    administrator.

Stacy Cooper-Shugrue (35)   Assistant Secretary     Assistant Vice President
                            of each Trust           of NB Management since
                                                    1993; Assistant Secretary of
                                                    nine other mutual funds for
                                                    which NB Management acts as
                                                    investment manager or
                                                    administrator.

C. Carl Randolph (61)       Assistant Secretary     Principal of Neuberger
                            of each Trust           Berman since 1992;
                                                    Assistant Secretary of nine
                                                    other mutual funds for which
                                                    NB Management acts as
                                                    investment manager or
                                                    administrator.

Barbara DiGiorgio (40)      Assistant Treasurer     Assistant Vice President
                            of each Trust           of NB Management since
                                                    1993;   Assistant  Treasurer
                                                    since 1996 of nine other
                                                    mutual funds for which NB
                                                    Management acts as
                                                    investment manager or
                                                    administrator.

Celeste Wischerth (36)      Assistant Treasurer     Assistant Vice President
                            of each Trust           of NB Management since
                                                    1994; Assistant Treasurer
                                                    since 1996 of nine other
                                                    mutual funds for which NB
                                                    Management acts as
                                                    investment manager or
                                                    administrator.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

    * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

           The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

           The   following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds(REGISTERED) has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/99
                          -----------------------------

                                                       Total Compensation from
                                     Aggregate         Investment Companies in
                                    Compensation         the Neuberger Berman
Name and Position with the Trust   from the Trust  Fund Complex Paid to Trustees
-------------------------------    --------------  -----------------------------

Faith Colish                          $______                $______
Trustee                                                (5 other investment
                                                            companies)

Stanley Egener                          $ 0                    $ 0
Chairman of the Board,                                 (9 other investment
Chief Executive Officer,                                    companies)
and Trustee

Howard A. Mileaf                      $______                $______
Trustee                                                (4 other investment
                                                            companies)

Edward I. O'Brien                     $______                $______
Trustee                                                (3 other investment
                                                            companies)

John T. Patterson, Jr.                $______                $______
Trustee                                                (4 other investment
                                                            companies)

                                                       Total Compensation from
                                     Aggregate         Investment Companies in
                                    Compensation         the Neuberger Berman
Name and Position with the Trust   from the Trust  Fund Complex Paid to Trustees
-------------------------------    --------------  -----------------------------

John P. Rosenthal                     $______                $______
Trustee                                                (4 other investment
                                                            companies)

Cornelius T. Ryan                     $______                $______
Trustee                                                (3 other investment
                                                            companies)

Gustave H. Shubert                    $______                $______
Trustee                                                (3 other investment
                                                            companies)

Lawrence Zicklin                        $0                      $0
President and Trustee                                  (5 other investment
                                                            companies)


           At , 1999, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

           Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the investment manager to the Portfolio pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of August 2, 1993 ("Management Agreement").

           The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

           The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

           NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

           NB Management provides facilities, services, and personnel, as well as accounting, recordkeeping, and other services to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

Management and Administration Fees
----------------------------------

           For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

           NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.40% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract some of its responsibilities to the Fund under the Administration Agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of the Fund shares held through that Institution.

           During the fiscal years ended August 31, 1999, 1998 and 1997, the Fund accrued management and administration fees as follows:

                       Management and Administration Fees
                            Accrued for Fiscal Years
                                 Ended August 31

                    1999           1998           1997
                    ----           ----           ----

                   $____       $111,257        $16,656*



           * From March 3, 1997 (commencement of operations) to August 31, 1997.

           NB Management has voluntarily undertaken to reimburse the Fund so that the Fund's expense ratio per annum will not exceed the expense ratio of another Neuberger Berman fund that invests in the same portfolio of securities ("Sister Fund") by more than 0.20% of the Fund's average daily net assets. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice.

                       Amount of Total Operating Expenses
                           Reimbursed by NB Management
                        for Fiscal Years Ended August 31

                    1999           1998           1997
                    ----           ----           ----

                   $____       $100,537       $30,470*


           *From March 3, 1997 (commencement of operations) to August 31, 1997.

           The Management Agreement continues until August 2, 2000 and is renewable thereafter from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 2000. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

           The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

           NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement").

           The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

           The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

           The Sub-Advisory Agreement continues until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

           Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

           As of September 30, 1999, the investment companies managed by NB Management had aggregate net assets of approximately $___ billion. NB Management currently serves as investment manager of the following investment companies:

                                                   Approximate Net Assets
                                                      at September 30,
         Name                                               1999
         ----                                            ----------

Neuberger Berman Cash Reserves Portfolio                  $______
      (investment portfolio for Neuberger
       Berman Cash Reserves)

Neuberger Berman Government Money Portfolio               $______
      (investment portfolio for Neuberger
      Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio                $______
      (investment portfolio for Neuberger
      Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond                    $______
Portfolio
      (investment portfolio for Neuberger
      Berman Limited Maturity Bond Fund
      and Neuberger Berman Limited
      Maturity Bond Trust)

Neuberger Berman Municipal Securities Portfolio           $______
      (investment portfolio for Neuberger
      Berman Municipal Securities Trust)

Neuberger Berman Municipal Money Portfolio                $______
      (investment portfolio for Neuberger
      Berman Municipal Money Fund)

Neuberger Berman Focus Portfolio                          $______
      (investment portfolio for Neuberger
      Berman Focus Fund, Neuberger Berman
      Focus Trust and Neuberger Berman
      Focus Assets)

Neuberger Berman Genesis Portfolio                        $______
      (investment portfolio for Neuberger
      Berman Genesis Fund, Neuberger
      Berman Genesis Trust, Neuberger
      Berman Genesis Assets and Neuberger
      Berman Genesis Institutional)

                                                   Approximate Net Assets
                                                      at September 30,
         Name                                               1999
         ----                                            ----------

Neuberger Berman Guardian Portfolio                       $______
      (investment portfolio for Neuberger
      Berman Guardian Fund, Neuberger Berman
      Guardian Trust and
      Neuberger Berman Guardian
      Assets)

Neuberger Berman International Portfolio                  $______
      (investment portfolio for Neuberger
      Berman International Fund and
      Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio                      $______
      (investment portfolio for Neuberger
      Berman Manhattan Fund, Neuberger
      Berman Manhattan Trust and
      Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio
      (investment portfolio for Neuberger
      Berman Millennium Fund and
      Neuberger Berman Millennium Trust)

Neuberger Berman Partners Portfolio                       $______
      (investment portfolio for Neuberger
      Berman Partners Fund,
      Neuberger Berman Partners Trust and
      Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio                        $______
      (investment portfolio for Neuberger
      Berman Regency Fund and
      Neuberger Berman Regency Trust)

Neuberger Berman Socially Responsive                      $______
Portfolio
      (investment portfolio for Neuberger
      Berman Socially Responsive Fund,
      Neuberger Berman Socially Responsive
      Trust and Neuberger Berman NYCDC
      Socially Responsive Trust)

Advisers Managers Trust                                   $______
      (seven series)

           The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

           There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

           The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Management and Control of NB Management
---------------------------------------

           The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice
President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Andrea Trachtenberg, Senior Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph
S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice

           President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

           Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan, and Weiner, and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

           Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc., a publicly owned holding company owned primarily by the principals of Neuberger Berman.


                            DISTRIBUTION ARRANGEMENTS

           NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to the Plan. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to the Plan without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

           The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

Rule 12b-1 Plan
---------------

           The Plan was adopted by the Trustees on July __, 1999, and executed on November ___, 1999. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Fund a fee at the annual rate of 0.10% of the Fund's average daily net assts. NB Management may pay up to the full amount of this fee to Institutions that distribute or make available Fund shares and/or provide services to the Fund and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's plan complies with these rules.

           The Plan provides that a written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made must be provided to the Fund Trustees for their review at least quarterly.

           Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Fund Trustees noted that the purpose of the master/feeder fund structure is to permit access to a variety of markets. To the extent the Plan allows the Fund to penetrate markets to which it would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

           The Plan continues until December __, 2000. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Fund.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

           The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

           The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

           If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.


                         ADDITIONAL EXCHANGE INFORMATION

           An Institution may exchange shares of the Fund for shares of one or more of the Neuberger Berman Funds or the Neuberger Berman Income Fund that are briefly described below, if made available through that Institution.

EQUITY FUNDS
------------

  Neuberger Berman Focus Trust

  Neuberger Berman Genesis Trust

  Neuberger Berman Guardian Trust

  Neuberger Berman Manhattan Trust

  Neuberger Berman Millennium Trust

  Neuberger Berman Partners Trust

  Neuberger Berman Regency Trust

INCOME FUND
-----------

  Neuberger Berman
  Limited Maturity Bond Trust

           The Fund and these Neuberger Berman funds may terminate or modify their exchange privileges in the future.

           Fund shareholders who are considering exchanging shares into the Neuberger Berman Income Fund described herein should note that it (1) is a series of a Delaware business trust (named "Neuberger Berman Income Trust") that is registered with the SEC as an open-end management investment company, and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

           Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

           The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, the Plan may withdraw its offers of redemption, or it will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

           The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the Plan in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, the Plan generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

           The Fund distributes to the Plan substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

           Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

           Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash ("cash election"). A cash election remains in effect until the Plan notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

           To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to the Plan for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

           Certain funds that invest in portfolios managed by NB Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

           The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

           See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

Taxation of the Portfolio
-------------------------

           Certain portfolios managed by NB Management, including the other portfolios of Managers Trust, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

           Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

           Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

           Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

           The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to the Plan. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.

           If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund ("QEF")," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

           A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

           The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

           Exchange-traded futures contracts, certain forward contracts, and listed options thereon subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

           If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

           The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.


                             PORTFOLIO TRANSACTIONS

           Neuberger Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities.

           During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, the Portfolio paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman.

           During the fiscal year ended August 31, 1999, the Portfolio paid brokerage commissions of ____, ____ of which was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised ___% of the aggregate dollar amount of transactions involving the payment of commissions, and ___% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ___% of the $______ paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $______) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act): ____; at that date, the Portfolio held none of the securities of its regular brokers or dealers.

           Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

           A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio. The following information reflects interest income earned by the Portfolio from the cash collateralization of securities loans during the fiscal years ended 1999, 1998, and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                        Interest Income from
                                        Collateralization of    Amount Paid to
Name of Portfolio     Fiscal Year End   Securities Loans       Neuberger Berman
-----------------     ---------------   ----------------       ----------------

Neuberger Berman        8/31/99              $                   $
 SOCIALLY RESPONSIVE    8/31/98              $ 20,023            $ 10,803
 Portfolio              8/31/97              $ 80,484            $ 51,639


--------------------------------------------------------------------------------

           In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

           The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

           Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

           A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

           To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

           The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by those brokers.

           A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of the Portfolio and/or Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

           The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

           Janet W. Prindle, a Vice President of NB Management and a principal of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of NB Management, will assume responsibility for the Portfolio.

Portfolio Turnover
------------------

           The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

           Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

           The Fund is a separate ongoing series of Neuberger Berman Equity Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. Equity Trust has nine separate series. The Fund invests all of net investable assets in the Portfolio, in each case receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of the series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

           Prior to _____, 1999, the Fund was a series of Neuberger Berman Equity Assets. Prior to November 9, 1998, the term Neuberger Berman in the Fund's name was "Neuberger Berman."

           DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

           SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

           CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

           OTHER. Because Fund shares can be bought, owned and sold only through an account with the Plan, a client of the Plan may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Plan or if the Plan no longer has a contract with NB Management to perform services.

The Portfolio
-------------

          The Portfolio is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. The Manager Trust is registered under the 1940 Act as a diversified, open-end management investment company. Equity Managers Trust has seven separate Portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

          FUND INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

          The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Funds that are series of Neuberger Berman Equity Funds(R) ("Equity Funds") and the other mutual funds that are series of other trusts invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. The shares of each series of Equity Funds are available for purchase by members of the general public. The Trusts do not sell their shares directly to members of the general public.

           The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Funds) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding the Funds that invest in the Portfolio is available from NB Management by calling 800-877-9700.

           The trustees of the Trust believe that investment in the Portfolio by a series of Equity Funds or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

           The Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the respective Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the respective Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the respective Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

           INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

           CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                          CUSTODIAN AND TRANSFER AGENT

           The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions to the Plan. All correspondence should be mailed to the Plan, 40 Rector Street, 3rd Floor, New York, NY 10006. In addition, State Street serves as transfer agent for the Portfolio.


                             INDEPENDENT ACCOUNTANTS

           The Fund and Portfolio have selected PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

           The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                [                                        ]


                             REGISTRATION STATEMENT

           This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

           Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

           The  following   financial   statements  and  related  documents  are
incorporated herein by reference from the Annual Report to shareholders of Neuberger Berman Equity Assets for the fiscal year ended August 31, 1999:

           The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1999, and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of the Fund and the Portfolio.

                                 Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

           S&P corporate bond ratings:
           --------------------------

           AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

           A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

           BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

           Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

           Moody's corporate bond ratings:
           ------------------------------

           Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

           Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

           A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

           Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

           S&P commercial paper ratings:

           A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

           A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

           Moody's commercial paper ratings:

           Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           -    Leading market positions in well-established industries.
           -    High rates of return on funds employed.
           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

           Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Financial Statements and Exhibits
--------    ---------------------------------

(a)   Financial Statements.  None.
(b)   Exhibits:

            Exhibit
            Number                      Description
            ------                      -----------

            (a)         (1)   Certificate of Trust.  Incorporated by
                              Reference to Post-Effective  Amendment No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368  and   811-7784,   EDGAR   Accession  No.
                              0000898432-95-000427.

                        (2) Restated Certificate of Trust. Incorporated by Reference to Post- Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000838.

                        (3) Trust Instrument of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                        (4) Schedule A - Current Series of Neuberger Berman Equity Trust. To Be Filed.

            (b)         By-laws of Neuberger Berman Equity Trust.
                        Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File
                        Nos.   33-64368  and  811-7784,   EDGAR   Accession  No.
                        0000898432-95-000427.

            (c)         (1)   Trust  Instrument  of Neuberger  Berman Equity
                              Trust,  Articles  IV, V, and VI.  Incorporated  by
                              Reference  to  Post-Effective  Amendment  No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-95-000427.

                        (2) By-laws of Neuberger Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            (d)         (1)   (i)   Management Agreement Between Equity
                                    Managers Trust and Neuberger Berman
                                    Management Inc.  Incorporated by
                                    Reference to Post-Effective Amendment
                                    No. 70 to Registration Statement of
                                    Neuberger Berman Equity Funds, File
                                    Nos. 2-11357 and 811-582, EDGAR Accession
                                    No. 0000898432-95-000314.

            Exhibit
            Number                      Description
            ------                      -----------


                              (ii)  Schedule A - Series of Equity Managers
                                    Trust Currently Subject to the Management
                                    Agreement.  Incorporated by Reference to
                                    Post-Effective Amendment No. 20 to
                                    Registrant's Statement, File Nos.
                                    33-64368 and 811-7784.

                              (iii) Schedule B - Schedule of Compensation  Under
                                    the Management  Agreement.  Incorporated  by
                                    Reference to Post-Effective Amendment No. 20
                                    to   Registrant's   Statement,   File   Nos.
                                    33-64368 and 811-7784.

                        (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Equity
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    70 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000314.

                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

                              (iii) Substitution Agreement Among Neuberger
                                    Berman Management Inc., Equity Managers
                                    Trust, Neuberger Berman, L.P., and
                                    Neuberger Berman, LLC.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    7 to Registration Statement of Equity
                                    Managers Trust, File No. 811-7910, EDGAR
                                    Accession No. 0000898432-96-000557.

                        (3)   (i)   Management Agreement Between Global
                                    Managers Trust and Neuberger Berman
                                    Management Inc.. Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (ii)  Schedule A - Series of Global Managers
                                    Trust Currently Subject to the Management
                                    Agreement.  Incorporated by Reference to
                                    Post-Effective Amendment No. 74 to
                                    Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

            Exhibit
            Number                      Description
            ------                      -----------

                              (iii) Schedule B - Schedule of Compensation
                                    Under the Management Agreement.
                                    Incorporated by Reference to
                                    Post-Effective Amendment No. 74 to
                                    Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                        (4)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Global
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (ii)  Schedule A - Series of Global Managers
                                    Trust Currently Subject to the
                                    Sub-Advisory Agreement.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (iii) Substitution Agreement among Neuberger
                                    Berman Management Inc., Global Managers
                                    Trust, Neuberger Berman, L.P. and
                                    Neuberger Berman, LLC.  Incorporated by
                                    Reference to the substantially similar
                                    agreement filed in Post-Effective
                                    Amendment No. 7 to the Registration
                                    Statement of Equity Managers Trust, File
                                    No. 811-7910, EDGAR Accession No.
                                    0000898432-96-000557 (the documents
                                    differ only with respect to the date of
                                    and the master fund party to the
                                    subadvisory agreement under which
                                    substitution is sought and the name of
                                    the executing master fund).

            (e)   (1)   Distribution  Agreement  Between  Neuberger  Berman
                        Equity  Trust  and  Neuberger  Berman  Management  Inc..
                        Incorporated  by Reference to  Post-Effective  Amendment
                        No. 13 to Registrant's Registration Statement, File Nos.
                        33-64368 and 811-7784, EDGAR Accession
                        No. 0000898432-97-000519.

                  (2) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Distribution Agreement. To Be Filed.

            (f)         Bonus, Profit Sharing or Pension Plans.  None.

            Exhibit
            Number                      Description
            ------                      -----------

            (g)   (1)   Custodian Contract Between Neuberger Berman
                        Equity Trust and State Street Bank and Trust
                        Company.  Incorporated by Reference to
                        Post-Effective Amendment No. 8 to Registrant's
                        Registration Statement, File Nos. 33-64368 and
                        811-7784, EDGAR Accession
                        No. 0000898432-95-000427.

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                        0000898432-96-000532.

            (h)   (1)   (i)   Transfer Agency and Service Agreement Between
                              Neuberger Berman Equity Trust and State Street
                              Bank and Trust Company.  Incorporated by
                              Reference to Post-Effective Amendment No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784, EDGAR Accession
                              No. 0000898432-95-000427.

                        (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                        (iii) Schedule of Compensation under the Transfer Agency
                              and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-96-000532.

                        (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000398.

                  (2)   (i)   Administration Agreement Between Neuberger
                              Berman Equity Trust and Neuberger Berman
                              Management Inc. Incorporated by Reference to
                              Post-Effective Amendment No. 13 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784, EDGAR Accession
                              No. 0000898432-97-000519.

                        (ii) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Administration Agreement. To Be Filed.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Administration Agreement. Incorporated by
                              Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            Exhibit
            Number                      Description
            ------                      -----------

            (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. To Be Filed.

            (j)         Consent of Independent Auditors. None.

            (k)         Financial Statements Omitted from Prospectus.  None.

            (l)         Letter of Investment Intent.  None.

            (m) Form of Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

            (n)         Financial Data Schedule.  Not Applicable.

            (o)         Plan Pursuant to Rule 18f-3.  None.

Item 24.    Persons Controlled by or Under Common Control With Registrant.
--------    --------------------------------------------------------------

            No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
--------    ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

      Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Other Connections of Adviser and Sub-adviser.
--------    ----------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Brooke A. Cobb                    Chief Investment Officer, Bainco
Vice President,                   International Investors.  Senior
NB Management                     Vice President and Senior
                                  Portfolio Manager, Putnam
                                  Investments.(1)

Barbara DiGiorgio,                Assistant Treasurer, Neuberger
Assistant Vice President,         Berman Advisers Management Trust;
NB Management                     Assistant Treasurer, Advisers
                                  Managers Trust; Assistant Treasurer, Neuberger
                                  Berman Income Funds; Assistant Treasurer,
                                  Neuberger Berman Income Trust; Assistant
                                  Treasurer, Neuberger Berman Equity Funds;
                                  Assistant Treasurer, Neuberger Berman Equity
                                  Trust; Assistant Treasurer, Income Managers
                                  Trust; Assistant Treasurer, Equity Managers
                                  Trust; Assistant Treasurer, Global Managers
                                  Trust; Assistant Treasurer, Neuberger Berman
                                  Equity Assets; Assistant Treasurer, Neuberger
                                  Berman Equity Series.

Stanley Egener                    Chairman of the Board and Trustee,
President and Director,           Neuberger Berman Advisers
NB Management; Principal,         Management Trust; Chairman of the
Neuberger Berman                  Board and Trustee, Advisers
                                  Managers Trust; Chairman of the Board and
                                  Trustee, Neuberger Berman Income Funds;
                                  Chairman of the Board and Trustee, Neuberger
                                  Berman Income Trust; Chairman of the Board and
                                  Trustee, Neuberger Berman Equity Funds;
                                  Chairman of the Board and Trustee, Neuberger
                                  Berman Equity Trust; Chairman of the Board and
                                  Trustee, Income Managers Trust; Chairman of the Board and Trustee, Equity Managers Trust;
                                  Chairman of the Board and Trustee, Global
                                  Managers Trust; Chairman of the Board and
                                  Trustee, Neuberger Berman Equity Assets;
                                  Chairman of the Board and Trustee, Neuberger
                                  Berman Equity Series.

Theodore P. Giuliano              President and Trustee, Neuberger
Vice President and                Berman Income Funds; President and
Director, NB Management;          Trustee, Neuberger Berman Income
Principal, Neuberger Berman       Trust; President and Trustee,
                                  Income Managers Trust.

Michael F. Malouf                 Portfolio Manager, Dresdner RCM
Vice President                    Global Investors.(2)
NB Management




----------------------

1 Until 1997.

2 Until 1998.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

S. Basu Mullick                   Portfolio Manager, Ark Asset
Vice President                    Management.(3)
NB Management

C. Carl Randolph                  Assistant Secretary, Neuberger
Principal                         Berman Advisers Management Trust;
Neuberger Berman                  Assistant Secretary, Advisers
                                  Managers Trust; Assistant Secretary, Neuberger
                                  Berman Income Funds; Assistant Secretary,
                                  Neuberger Berman Income Trust; Assistant
                                  Secretary, Neuberger Berman Equity Funds;
                                  Assistant Secretary, Neuberger Berman Equity
                                  Trust; Assistant Secretary, Income Managers
                                  Trust; Assistant Secretary, Equity Managers
                                  Trust; Assistant Secretary, Global Managers
                                  Trust; Assistant Secretary, Neuberger Berman
                                  Equity Assets; Assistant Secretary, Neuberger
                                  Berman Equity Series.

Richard Russell                   Treasurer, Neuberger Berman
Vice President,                   Advisers Management Trust;
NB Management                     Treasurer, Advisers Managers
                                  Trust; Treasurer, Neuberger Berman Income
                                  Funds; Treasurer, Neuberger Berman Income
                                  Trust; Treasurer, Neuberger Berman Equity
                                  Funds; Treasurer, Neuberger Berman Equity
                                  Trust; Treasurer, Income Managers Trust;
                                  Treasurer, Equity Managers Trust; Treasurer,
                                  Global Managers Trust; Treasurer, Neuberger
                                  Berman Equity Assets; Treasurer, Neuberger
                                  Berman Equity Series.

Ingrid Saukaitis                  Project Director, Council on
Assistant Vice President, NB      Economic Priorities.(4)
Management

Jennifer K. Silver                Portfolio Manager and Director,
Vice President, NB Management,    Putnum Investments.(5)
Principal Neuberger Berman



----------------------

3 Until 1998.

4 Until 1997.

5 Until 1997.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Daniel J. Sullivan                Vice President, Neuberger Berman
Senior Vice President             Advisers Management Trust; Vice
NB Management                     President, Advisers Managers
                                  Trust; Vice President, Neuberger Berman Income
                                  Funds; Vice President, Neuberger Berman Income
                                  Trust; Vice President, Neuberger Berman Equity
                                  Funds; Vice President, Neuberger Berman Equity
                                  Trust; Vice President, Income Managers Trust;
                                  Vice President, Equity Managers Trust; Vice
                                  President, Global Managers Trust; Vice
                                  President, Neuberger Berman Equity Assets;
                                  Vice President, Neuberger Berman Equity
                                  Series.

Michael J. Weiner                 Vice President, Neuberger Berman
Senior Vice President,            Advisers Management Trust; Vice
NB Management; Principal,         President, Advisers Managers
Neuberger Berman                  Trust; Vice President, Neuberger
                                  Berman Income Funds; Vice President, Neuberger
                                  Berman Income Trust; Vice President, Neuberger
                                  Berman Equity Funds; Vice President, Neuberger
                                  Berman Equity Trust; Vice President, Income
                                  Managers Trust; Vice President, Equity
                                  Managers Trust; Vice President, Global
                                  Managers Trust; Vice President, Neuberger
                                  Berman Equity Assets; Vice President,
                                  Neuberger Berman Equity Series.

Allan R. White                    Portfolio Manager, Salomon Asset
Vice President, NB                Management.(6)
Management; Principal,
Neuberger Berman

Celeste Wischerth,                Assistant Treasurer, Neuberger
Assistant Vice President,         Berman Advisers Management Trust;
NB Management                     Assistant Treasurer, Advisers
                                  Managers Trust; Assistant Treasurer, Neuberger
                                  Berman Income Funds; Assistant Treasurer,
                                  Neuberger Berman Income Trust; Assistant
                                  Treasurer, Neuberger Berman Equity Funds;
                                  Assistant Treasurer, Neuberger Berman Equity
                                  Trust; Assistant Treasurer, Income Managers
                                  Trust; Assistant Treasurer, Equity Managers
                                  Trust; Assistant Treasurer, Global Managers
                                  Trust; Assistant Treasurer, Neuberger Berman
                                  Equity Assets; Assistant Treasurer, Neuberger
                                  Berman Equity Series.
----------------------

6 Until 1998.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Lawrence Zicklin                  President and Trustee, Neuberger
Director, NB Management;          Berman Advisers Management Trust;
Principal, Neuberger Berman       President and Trustee, Advisers
                                  Managers Trust; President and Trustee,
                                  Neuberger Berman Equity Funds; President and
                                  Trustee, Neuberger Berman Equity Trust;
                                  President and Trustee, Equity Managers Trust;
                                  President, Global Managers Trust; President and Trustee, Neuberger Berman Equity Assets;
                                  President and Trustee, Neuberger Berman Equity
                                  Series.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
--------    -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:


            Neuberger Berman Advisers Management Trust

            Neuberger Berman Equity Funds

            Neuberger Berman Equity Assets

            Neuberger Berman Equity Trust

            Neuberger Berman Income Funds

            Neuberger Berman Income Trust


            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

   NAME                       POSITIONS AND OFFICES        POSITIONS AND
                              WITH UNDERWRITER             OFFICES
   ----                       ---------------------        WITH REGISTRANT
                                                           ---------------------
   Ramesh Babu                Assistant Vice               None
                              President
   Patrick T. Byrne           Vice President               None

   Richard A. Cantor          Chairman of the Board        None

   Valerie Chang              Vice President               None

   Brooke A. Cobb             Vice President               None

   Robert Conti               Treasurer                    None

   Robert W. D'Alelio         Vice President               None

   Clara Del Villar           Vice President               None

   Barbara DiGiorgio          Assistant Vice               Assistant Treasurer
                              President

   Stanley Egener             President and Director       Chairman of the
                                                           Board, Chief
                                                           Executive Officer,
                                                           and Trustee

   Robert S. Franklin         Vice President               None

   Brian J. Gaffney           Vice President               None

   Joseph G. Galli            Vice President               None

   Robert I. Gendelman        Vice President               None

   Theodore P. Giuliano       Vice President and           None
                              Director

   Michael M. Kassen          Vice President and           None
                              Director

   Robert L. Ladd             Assistant Vice               None
                              President

   Irwin Lainoff              Director                     None

   Josephine Mahaney          Vice President               None

   Michael F. Malouf          Vice President               None

   Carmen G. Martinez         Assistant Vice               None
                              President

   Ellen Metzger              Secretary                    None

   Paul Metzger               Vice President               None

   S. Basu Mullick            Vice President               None

   Janet W. Prindle           Vice President               None

   Joseph S. Quirk            Assistant Vice               None
                              President

   Kevin L. Risen             Vice President               None

   Richard Russell            Vice President               Treasurer and
                                                           Principal
                                                           Accounting Officer

   Ingrid Saukaitis           Assistant Vice               None
                              President

   NAME                       POSITIONS AND OFFICES        POSITIONS AND
                              WITH UNDERWRITER             OFFICES
   ----                       ---------------------        WITH REGISTRANT
                                                           ---------------------

   Benjamin Segal             Assistant Vice               None
                              President

   Jennifer K. Silver         Vice President               None

   Kent C. Simons             Vice President               None

   Frederick B. Soule         Vice President               None

   Daniel J. Sullivan         Senior Vice President        Vice President

   Peter E. Sundman           Senior Vice President        None

   Andrea Trachtenberg        Senior Vice President        None

   Judith M. Vale             Vice President               None

   Josephine Velez            Assistant Vice               None
                              President

   Susan Walsh                Vice President               None

   Catherine Waterworth       Vice President               None

   Michael J. Weiner          Senior Vice President        Vice President and
                                                           Principal
                                                           Financial Officer

   Allan R. White, III        Vice President               None

   Celeste Wischerth          Assistant Vice               Assistant Treasurer
                              President

   Lawrence Zicklin           Director                     Trustee and
                                                           President

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
--------    ---------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.


Item 29.    Management Services.
--------    --------------------

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.    Undertakings.
--------    -------------

            None.

                                  SIGNATURES
                                  ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused this Post-Effective Amendment No.22 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of September, 1999.

                              EQUITY MANAGERS TRUST


                            By: /s/ Lawrence Zicklin
                                --------------------
                                Lawrence Zicklin
                                    President

      Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.



Signature                   Title                                 Date
---------                   -----                                 ----

/s/ Faith Colish            Trustee                         September 22, 1999
--------------------------
Faith Colish



/s/ Stanley Egener          Chairman of the Board           September 22, 1999
--------------------------    and Trustee (Chief
Stanley Egener                Executive Officer)



/s/ Howard A. Mileaf        Trustee                         September 22, 1999
--------------------------
Howard A. Mileaf



/s/ Edward I. O'Brien       Trustee                         September 22, 1999
--------------------------
Edward I. O'Brien

                      (signatures continued on next page)

Signature                   Title                                 Date
---------                   -----                                 ----


/s/ John T. Patterson, Jr.  Trustee                         September 22, 1999
--------------------------
John T. Patterson, Jr.



/s/ John P. Rosenthal       Trustee                         September 22, 1999
--------------------------
John P. Rosenthal



/s/ Cornelius T. Ryan       Trustee                         September 22, 1999
--------------------------
Cornelius T. Ryan



/s/Gustave H. Shubert       Trustee                         September 22, 1999
--------------------------
Gustave H. Shubert



/s/ Lawrence Zicklin        President and Trustee           September 22, 1999
--------------------------
Lawrence Zicklin



/s/Michael J. Weiner        Vice President                  September 22, 1999
--------------------------  (Principal
Michael J. Weiner           Financial Officer)


/s/Richard Russell          Treasurer (Principal            September 22, 1999
--------------------------  Accounting Officer)
Richard Russell

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY TRUST has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of September, 1999.

                         NEUBERGER BERMAN EQUITY TRUST


                          By: /s/ Lawrence Zicklin
                              --------------------
                              Lawrence Zicklin
                              President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.



Signature                   Title                                 Date
---------                   -----                                 ----

/s/ Faith Colish            Trustee                         September 22, 1999
------------------------
Faith Colish



/s/ Stanley Egener          Chairman of the Board           September 22, 1999
------------------------      and Trustee (Chief
Stanley Egener                Executive Officer)



/s/ Howard A. Mileaf        Trustee                         September 22, 1999
------------------------
Howard A. Mileaf



/s/ Edward I. O'Brien       Trustee                         September 22, 1999
------------------------
Edward I. O'Brien

                      (signatures continued on next page)

Signature                   Title                                 Date
---------                   -----                                 ----


/s/ John T. Patterson, Jr.  Trustee                         September 22, 1999
--------------------------
John T. Patterson, Jr.



/s/ John P. Rosenthal       Trustee                         September 22, 1999
--------------------------
John P. Rosenthal



/s/ Cornelius T. Ryan       Trustee                         September 22, 1999
--------------------------
Cornelius T. Ryan



/s/Gustave H. Shubert       Trustee                         September 22, 1999
--------------------------
Gustave H. Shubert



/s/ Lawrence Zicklin        President and Trustee           September 22, 1999
--------------------------
Lawrence Zicklin



/s/Michael J. Weiner        Vice President                  September 22, 1999
--------------------------  (Principal
Michael J. Weiner           Financial Officer)


/s/Richard Russell          Treasurer (Principal            September 22, 1999
-------------------------    Accounting Officer)
Richard Russell

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A


                                INDEX TO EXHIBITS


            Exhibit
            Number                 Description
            ------                 -----------

            (a)         (1)   Certificate of Trust.  Incorporated by
                              Reference to Post-Effective  Amendment No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368  and   811-7784,   EDGAR   Accession  No.
                              0000898432-95-000427.

                        (2) Restated Certificate of Trust. Incorporated by Reference to Post- Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000838.

                        (3) Trust Instrument of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                        (4) Schedule A - Current Series of Neuberger Berman Equity Trust. To Be Filed.

            (b)         By-laws of Neuberger Berman Equity Trust.
                        Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File
                        Nos.   33-64368  and  811-7784,   EDGAR   Accession  No.
                        0000898432-95-000427.

            (c)         (1)   Trust  Instrument  of Neuberger  Berman Equity
                              Trust,  Articles  IV, V, and VI.  Incorporated  by
                              Reference  to  Post-Effective  Amendment  No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-95-000427.

                        (2) By-laws of Neuberger Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            (d)         (1)   (i)   Management Agreement Between Equity
                                    Managers Trust and Neuberger Berman
                                    Management Inc.  Incorporated by
                                    Reference to Post-Effective Amendment
                                    No. 70 to Registration Statement of
                                    Neuberger Berman Equity Funds, File
                                    Nos. 2-11357 and 811-582, EDGAR Accession
                                    No. 0000898432-95-000314.

            Exhibit
            Number                 Description
            ------                 -----------

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

                        (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Equity
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    70 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000314.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

                        (iii) Substitution Agreement Among Neuberger Berman Management Inc., Equity Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, EDGAR Accession No. 0000898432-96-000557.

                        (3)   (i)   Management Agreement Between Global
                                    Managers Trust and Neuberger Berman
                                    Management Inc.. Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000426.

            Exhibit
            Number                 Description
            ------                 -----------

                        (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to
                                    Post-Effective Amendment No. 74 to
                                    Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                        (4)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Inc. and Neuberger
                                    Berman, LLC with Respect to Global
                                    Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                        (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000426.

                        (iii) Substitution Agreement among Neuberger Berman Management Inc., Global Managers Trust, Neuberger Berman, L.P. and Neuberger Berman, LLC. Incorporated by Reference to the substantially similar agreement filed in Post-Effective Amendment No. 7 to the Registration Statement of Equity Managers Trust, File No. 811-7910, EDGAR Accession No. 0000898432-96-000557 (the documents differ only with respect to the date of
                                    and the master fund party to the
                                    subadvisory agreement under which
                                    substitution is sought and the name of
                                    the executing master fund).

            (e)   (1)   Distribution  Agreement  Between  Neuberger  Berman
                        Equity  Trust  and  Neuberger  Berman  Management  Inc..
                        Incorporated  by Reference to  Post-Effective  Amendment
                        No. 13 to Registrant's Registration Statement, File Nos.
                        33-64368 and 811-7784, EDGAR Accession
                        No. 0000898432-97-000519.

                  (2) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Distribution Agreement. To Be Filed.

            (f)         Bonus, Profit Sharing or Pension Plans.  None.

            (g)   (1)   Custodian Contract Between Neuberger Berman
                        Equity Trust and State Street Bank and Trust
                        Company.  Incorporated by Reference to
                        Post-Effective Amendment No. 8 to Registrant's
                        Registration Statement, File Nos. 33-64368 and
                        811-7784, EDGAR Accession
                        No. 0000898432-95-000427.

            Exhibit
            Number                 Description
            ------                 -----------

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                        0000898432-96-000532.

            (h)   (1)   (i)   Transfer Agency and Service Agreement Between
                              Neuberger Berman Equity Trust and State Street
                              Bank and Trust Company.  Incorporated by
                              Reference to Post-Effective Amendment No. 8 to
                              Registrant's Registration Statement, File
                              Nos. 33-64368 and 811-7784, EDGAR Accession
                              No. 0000898432-95-000427.

                        (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                        (iii) Schedule of Compensation under the Transfer Agency
                              and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-96-000532.

                        (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000398.

                  (2)   (i)   Administration Agreement Between Neuberger
                              Berman Equity Trust and Neuberger Berman
                              Management Inc. Incorporated by Reference to
                              Post-Effective Amendment No. 13 to Registrant's
                              Registration Statement, File Nos. 33-64368 and
                              811-7784, EDGAR Accession
                              No. 0000898432-97-000519.

                        (ii) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Administration Agreement. To Be Filed.

                        (iii) Schedule  B -  Schedule  of  Compensation  Under
                              the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. To Be Filed.

            (j)         Consent of Independent Auditors. None.

            Exhibit
            Number                 Description
            ------                 -----------

            (k)         Financial Statements Omitted from Prospectus.  None.

            (l)         Letter of Investment Intent.  None.

            (m) Form of Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 20 to Registrant's Statement, File Nos. 33-64368 and 811-7784.

            (n)         Financial Data Schedule.  Not Applicable.

            (o)         Plan Pursuant to Rule 18f-3.  None.